February 1, 2006



U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:  VANGUARD HORIZON FUNDS
     FILE NO.   33-56443
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Commissioners:

Enclosed is the 27th Post-Effective Amendment of the registration statement on Form N-1A for the Vanguard Horizon Funds (the "Trust"). The purpose of this amendment is to add a new series to the Trust. The new series will be known as Vanguard Strategic Small-Cap Equity Fund and will offer Investor Shares. The outside front cover of the Investor version of the Fund's prospectus and the Statement of Additional Information for the Trust includes the pre-effective language required by Rule 481(b)(2). In addition, we have attached a prospectus supplement as part of the 485a filing.

Pursuant to the requirements of rule 485(a)(2), it is hereby requested that this Amendment be declared effective on April 20, 2006. During the review period, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), the Rule 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) filing be declared effective.

Please contact me at (610) 669-5284 with any questions or comments that you have concerning the enclosed Amendment.


Sincerely,




Lisa L.B. Matson
Associate Counsel



The Vanguard Group, Inc.

Enclosures


cc: Christian Sandoe, Esq.
  U.S. Securities and Exchange Commission